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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05710
                                     ---------

                         ING VP Natural Resources Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CT Corporation System, 101 Federal Street, Boston, MA 02110
          -----------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                    --------------

Date of fiscal year end: December 31
                         -----------

Date of reporting period: January 1, 2003 to June 30, 2003
                          --------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

SEMI-ANNUAL REPORT


SEMI-ANNUAL REPORT


[PHOTO OF ABACUS]

June 30, 2003



ING VP NATURAL
RESOURCES TRUST



                                                                [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter......................................    1
Portfolio Managers' Reports.............................    2
Statement of Assets and Liabilities.....................    5
Statement of Operations.................................    6
Statements of Changes in Net Assets.....................    7
Financial Highlights....................................    8
Notes to Financial Statements...........................    9
Portfolio of Investments................................   12
Trustee and Officer Information.........................   13

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]

JAMES M. HENNESSY

Dear Shareholder,

It would be an understatement to refer to this past year as a challenging one for investors. In the past twelve months, there have been a number of events on the geopolitical front and numerous economic setbacks that have tested investor resilience.

We are now in the third year of one of the longest economic downturns in U.S. history. And although few of us will take much comfort in the fact that we have coped through a particularly challenging time, perhaps we should.

We at ING Funds remain optimistic about the future. We acknowledge the recent difficulties, but we also prefer to look at the positives that have emerged in the wake of those difficulties. For instance, the quick actions on the part of the financial industry and government regulators following a string of recent corporate scandals may have helped regain investor trust as well as introduce new accounting standards that may bring permanent improvements to our industry.

Although I do not wish to overstate my enthusiasm, I do believe that the gradual market upturn of recent months supports our long-held philosophy that it is important for investors to remain focused on their long-term goals and maintain reasonable expectations.

We remain committed to providing quality service and innovative products to help meet the needs of our investors, and we are excited and optimistic about the future.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in the future.

Sincerely,

/s/ James M. Hennessy
James M. Hennessy
President
ING Funds
August 15, 2003

ING VP NATURAL RESOURCES TRUST                        PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGER: A team of investment professionals led by James A. Vail, CFA, Senior Vice President and Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP Natural Resources Trust (the "Trust") seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.

MARKET OVERVIEW: For the first six months of 2003 the broad category of natural resource prices experienced a period of volatile swings reflecting concerns over the war in Iraq, fears of a domestic energy shortage and uncertainty over the direction of global economies.

Crude oil prices rose to $38 a barrel in February, fell to $25 in April, and finished the quarter at $30. Natural Gas experienced wide price swings reaching $9.57 per MCF but ending the quarter at $5.00. Copper was specifically volatile reaching a high approaching 80 cents per pound in February subsequently trading off to 71 cents in April and ending at 75 cents. Gold, historically viewed as a safe haven during times of uncertainty, fulfilled its role as geopolitical events and US dollar weakness forced the precious metal to a high of $380 per ounce and then fell to $322 as tensions eased. Other metals experienced price increases as Chinese demand for raw materials to feed its manufacturing industry increased dramatically. Paper and forest products pieces were mixed as the economy grew more modestly than expected.

While the global economy may be recovering, more slowly then we and many others expected, we remain convinced it is recovering. Fiscal stimulus both in the United States and abroad should result in expanding economics as 2003 progresses and we enter 2004. As economies expand the demand for natural resources and energy should follow, leading to higher prices and improved profits and cash flows to the providers of these materials.

PERFORMANCE: For the six-months ended June 30, 2003, the Trust, excluding any charges, provided a total return of 6.19% compared to an 11.77% return for the Standard & Poor's 500 Index (S&P 500) and an 8.58% return for the Lipper Natural Resources Index.

PORTFOLIO SPECIFICS: The Trust maintains a broad exposure to natural resources with 25% invested in intermediates such as paper and forest products; and metals and 75% in energy related names. Toward the end of the first half, the Trust was buffeted by sector rotation away from natural resource toward depressed sectors. For example, the Philadelphia Semiconductor Index (PHLX) is up 24% year to date. The Amex Biotech Index has gained 25% in the period. After the successful completion of the Iraqi Campaign, investors sought greater exposure to beta, and in our opinion used natural resources specifically energy as a source of Funds. By contrast the Oil Service Index is up 5.9% for the six months ended June 30. Gas storage levels began to rise unexpectedly as weak demand blunted limited supplies negatively affecting the relative performance of the energy sector. We remain convinced energy and energy services will be strong performers as the world economy grows.

MARKET OUTLOOK: As we enter the second half of 2003, metals prices, specifically copper, aluminum and nickel have rallied, in our opinion signaling improving economic activity. The share prices of companies supplying these metals have in turn appreciated mirroring the metals' rise. Energy-related shares have lagged as commodity prices continue to ease, but may be ignoring the positive fundamentals in the sector; specifically increased drilling activity, increased decline rates in natural gas fields and the potential for improved demand in the months ahead. As the global economy recovers, that growth should increase the demand for all natural resources and provide the backdrop for improving equity prices in the sector.

PORTFOLIO MANAGERS' REPORT                        ING VP NATURAL RESOURCES TRUST
--------------------------------------------------------------------------------

                                     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                    ------------------------------------------------------------------
                                      1 YEAR                      5 YEAR                     10 YEAR
                                      ------                      ------                     -------
ING VP Natural Resources Trust         0.09%                      -0.43%                       3.38%
S&P 500 Index(1)                       0.25%                      -1.61%                      10.04%
Lipper National Resources Index(2)    -2.44%                       3.78%                       7.60%

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP Natural Resources Trust against the S&P 500 Index and the Lipper Natural Resources Index. The Indices are unmanaged and have no cash in their portfolio, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Trust's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Trust distributions or the redemption of Trust shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Trust holdings are subject to change daily.

(1) The S&P 500 INDEX is a widely recognized unmanaged index of 500 common stocks.
(2) The LIPPER NATURAL RESOURCES INDEX is an unmanaged equally-weighted index of the largest mutual funds in the Lipper Natural Resources category of funds.

PRINCIPAL RISK FACTOR(S): Since the Fund is a non-diversified investment company that invests primarily in securities of companies engaged in natural resources activities, the Fund may be subject to greater risks and market fluctuations than other funds that are more diversified by industry. The Fund's investments in foreign securities may involve risks greater than those attendant to investments in securities of U.S. issuers. This Fund should be considered as a vehicle for diversification and not as a balanced investment program.

                 See accompanying index descriptions on page 4.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The AMEX BIOTECHNOLOGY INDEX is an equal dollar weighted index designed to measure the performance of a cross-section of companies in the biotechnology industry.

The LIPPER NATURAL RESOURCES INDEX is an unmanaged equally-weighted index of the largest mutual funds in the Lipper Natural Resources category of funds.

The PHLX OIL SERVICE SECTOR INDEX is a price-weighted index composed of the common stocks of 15 companies that provide oil drilling and production services, oil field equipment, support services and geophysical/reservoir services.

The PHLX SEMICONDUCTOR SECTOR INDEX is a price-weighted index composed of 17 U.S. companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.

The STANDARD & POORS 500 INDEX (S&P 500) is a widely recognized, unmanaged index of 500 common stocks.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

      STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value*                            $19,498,455
Short-term investments, at amortized cost                          202,000
Cash                                                                   130
Foreign currency                                                    70,728
Receivables:
  Investment securities sold                                     1,590,200
  Dividends and interest                                             6,020
Prepaid expenses                                                       198
                                                               -----------
  Total assets                                                  21,367,731
                                                               -----------
LIABILITIES:
Payable for investment securities purchased                        501,100
Payable for fund shares redeemed                                    18,765
Payable to affiliates                                               19,096
Payable for trustee fees                                            66,838
Other accrued expenses and liabilities                              40,796
                                                               -----------
  Total liabilities                                                646,595
                                                               -----------
NET ASSETS (EQUIVALENT TO $12.91 PER SHARE ON 1,605,152
  SHARES OUTSTANDING)                                          $20,721,136
                                                               ===========
NET ASSETS WERE COMPRISED OF:
Paid-in capital-shares of beneficial interest at no par
  value (unlimited shares authorized)                          $20,414,919
Accumulated net investment loss                                    (68,726)
Accumulated net realized loss on investments and foreign
  currencies                                                      (529,667)
Net unrealized appreciation of investments and foreign
  currencies                                                       904,610
                                                               -----------
NET ASSETS                                                     $20,721,136
                                                               ===========
------------------
*  Cost of securities                                          $18,598,791
** Cost of foreign securities                                  $    65,782

                 See Accompanying Notes to Financial Statements

                      STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                                   ENDED
                                                               JUNE 30, 2003
                                                               -------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $2,664)        $   96,523
  Interest                                                           2,646
                                                                ----------
     Total Investment Income                                        99,169
                                                                ----------
EXPENSES:
  Investment management fees                                       101,279
  Administrative service fees                                       10,128
  Shareholder reporting expense                                      6,923
  Custody and accounting expense                                     5,973
  Transfer agent fees                                               17,497
  Professional fees                                                 20,006
  Miscellaneous expense                                              1,085
  Trustees' fees                                                     4,706
  Insurance expense                                                    253
  Registration and filing fees                                          45
                                                                ----------
     Total expenses                                                167,895
                                                                ----------
     Net investment loss                                           (68,726)
                                                                ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain on investments                                 216,148
  Net realized gain on foreign currencies                          334,638
                                                                ----------
     Net realized gain on investments and foreign currencies       550,786
  Net change in unrealized appreciation of investments and
     foreign currencies                                            747,128
                                                                ----------
     Net realized and unrealized gain on investments and
      foreign currencies                                         1,297,914
                                                                ----------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $1,229,188
                                                                ==========

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                                   ENDED          YEAR ENDED
                                                               JUNE 30, 2003   DECEMBER 31, 2002
                                                               -------------   -----------------
FROM OPERATIONS:
Net investment loss                                             $   (68,726)      $   (94,961)
Net realized gain on investments and foreign currencies             550,786          (278,728)
Net change in unrealized appreciation of investments and
  foreign currencies                                                747,128          (362,262)
                                                                -----------       -----------
  Net increase in net assets resulting from operations            1,229,188          (735,951)
                                                                -----------       -----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                    --           (41,560)
                                                                -----------       -----------
Total distributions                                                      --           (41,560)
                                                                -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  2,591,689         6,211,430
Dividends reinvested                                                     --            41,560
Cost of shares redeemed                                          (4,336,290)       (7,979,545)
                                                                -----------       -----------
Net decrease in net assets resulting from capital share
  transactions                                                   (1,744,601)       (1,726,555)
                                                                -----------       -----------
Net decrease in net assets                                         (515,413)       (2,504,066)
NET ASSETS:
Beginning of period                                              21,236,549        23,740,615
                                                                -----------       -----------
End of period                                                   $20,721,136       $21,236,549
                                                                ===========       ===========
Accumulated net investment loss at end of period                $   (68,726)      $        --
                                                                ===========       ===========

                 See Accompanying Notes to Financial Statements

ING VP NATURAL RESOURCES TRUST (UNAUDITED)                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    SIX MONTHS               YEAR ENDED DECEMBER 31,
                                                                       ENDED       -------------------------------------------
                                                                   JUNE 30, 2003    2002     2001    2000(2)    1999     1998
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $      12.12        12.40    14.75    12.51     11.03    14.91
 Income (loss) from investment operations:
 Net investment income (loss)                                   $      (0.04)       (0.05)    0.03    (0.07)     0.06     0.08
 Net realized and unrealized gain (loss) on investments         $       0.83        (0.21)   (2.38)    2.36      1.50    (2.98)
 Total income (loss) from investment operations                 $       0.79        (0.26)   (2.35)    2.29      1.56    (2.90)
 Less distributions from:
 Net investment income                                          $         --         0.02       --     0.05      0.08     0.08
 Net realized gains on investments                              $         --           --       --       --        --     0.90
 Total distributions                                            $         --         0.02       --     0.05      0.08     0.98
 Net asset value, end of period                                 $      12.91        12.12    12.40    14.75     12.51    11.03
 TOTAL RETURN(1):                                               %       6.19        (2.10)  (15.93)   18.37     14.09   (19.62)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                               $     20,721       21,237   23,741   32,291    31,737   35,418
 Ratio to average net assets:
 Expenses(3)                                                    %       1.66         1.64     1.35     1.66      1.33     1.29
 Net investment income (loss)(3)                                %      (0.68)       (0.41)    0.17    (0.53)     0.34     0.42
 Portfolio turnover rate                                        %         54           80       85       72        41       74
------------------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value and is not annualized for periods less than a year.
(2) Effective July 26, 2000, ING Investments, LLC, became the investment adviser to the Fund.
(3)  Ratios are annualized for periods less than a year.

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Organization. ING VP Natural Resources Trust (the "Trust") is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust commenced operation in 1991. The Trust's Investment objective is to seek long-term growth of capital through investment primarily in common stock of companies, which own, or develop natural resources and other basic commodities, or supply goods and services to such companies. With the exception of shares held in connection with initial capital of the Trust, shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements:

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Trust's Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Trust calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Trust's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Trust occurs after the time at which the foreign market for such security (ies) closes but before the time that the Trust's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security (ies) at the time the Trust calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Trust calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Trust could obtain if it were to sell the security at the time of the close of the NYSE.

      Investments in securities maturing in less than 60 days at the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. Federal Income Taxes. It is the Trust's policy to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to "regulated investment companies" and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of

--------------------------------------------------------------------------------

      its net investment income and net realized capital gains, the Trust intends not to be subject to any federal excise tax.

C. Distributions. Dividends from net investment income and net realized capital gains, if any, are normally declared and paid annually, but the Trust may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date. The character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

D.    Use of Estimates. Management of the
      Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

E. Foreign Currency Transactions. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at current exchange rates. Purchases and sales of investments, as well as income and expense items denominated in a foreign currency, are translated at the rates of exchange prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from translation gains or losses due to changes in exchange rates and realized gains and losses on the settlement of foreign currency denominated receivables and payables. Realized gains and losses from the sale of foreign currencies as well as the settlement of forward foreign exchange contracts are separately disclosed in the statement of operations. The Trust may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Trust may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. The Trust authorizes its custodian to place and maintain equity securities in a segregated account of the Trust having a value equal to the aggregate amount of the Trust's commitments under forward foreign currency contracts entered into with respect to position hedges. The Trust did not have any open forward foreign currency contracts outstanding at June 30, 2003.

NOTE 3 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Trust pays an investment advisory fee to ING Investments, LLC ("Investment Advisor") at an annual rate of 1.00% of the Trust's average daily net assets. The Investment Advisor voluntarily agreed to reimburse the Trust if total annual expenses (including management fees, but excluding interest, taxes, brokerage commission and extraordinary expenses) exceed 2.50% of the Trust's average net assets. No reimbursement was required for the period ended June 30, 2003.

ING Funds Services, LLC (the "Administrator") serves as Administrator to the Trust. The Trust pays the Administrator a fee calculated at an annual rate of 0.10% of the Trust's average daily net assets.

NOTE 4 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2003, the Trust had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

 ACCRUED
INVESTMENT      ACCRUED
MANAGEMENT   ADMINISTRATIVE
   FEE            FEE          TOTAL
----------   --------------   -------
$17,360          $1,736       $19,096

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 5 -- INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2003, excluding short-term securities, were $10,759,522 and $11,841,543, respectively.

--------------------------------------------------------------------------------

NOTE 6 -- INVESTMENT AND CONCENTRATION RISKS

The Trust makes significant investments in foreign securities and has a policy of investing in the securities of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. There are certain risks involved in investing in foreign securities or concentrating in specific industries such as natural resources that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments, as well as the possible imposition of foreign exchange or other foreign governmental restrictions or laws, all of which could affect the market and/or credit risk of the investments.

NOTE 7 -- CAPITAL SHARE TRANSACTIONS
Transactions in capital shares and dollars were as follows:

                                      SIX MONTHS                 YEAR ENDED
                                 ENDED JUNE 30, 2003         DECEMBER 31, 2002
                               ------------------------   ------------------------
                                SHARES        DOLLARS      SHARES        DOLLARS
                                ------        -------      ------        -------
Shares sold                     223,650     $ 2,591,689    503,557     $ 6,211,430
Reinvestment of dividends            --              --      3,247          41,560
Shares redeemed                (370,090)     (4,336,290)  (670,496)     (7,979,545)
                               --------     -----------   --------     -----------
Net decrease                   (146,440)    $(1,744,601)  (163,692)    $(1,726,555)
                               ========     ===========   ========     ===========

NOTE 8 -- FEDERAL INCOME TAXES

During the period ended June 30, 2003, the foreign taxes paid or withheld were $2,664. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. There were no dividends or distributions to shareholders for the period ended June 30, 2003.

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extend that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at December 31, 2002:

  AMOUNT     EXPIRATION DATES
----------   ----------------
$1,079,917    2006 - 2010

NOTE 9 -- SUBSEQUENT EVENTS

At a special meeting held on July 22, 2003, Shareholders approved a Sub-Advisory Agreement between ING Investments, LLC and ING Aeltus Investment Management, Inc., with no change in the Adviser, the portfolio manager(s), or the overall management fee paid by each Fund.

ING VP
NATURAL
RESOURCES
TRUST       PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                           Value
-----------------------------------------------------------
COMMON STOCK: 94.1%
                    COAL: 6.8%
    33,000          Consol Energy, Inc.         $   752,730
    20,000          Peabody Energy Corp.            662,600
                                                -----------
                                                  1,415,330
                                                -----------
                    FOREST PRODUCTS & PAPER: 3.9%
    25,000          Louisiana-Pacific Corp.         279,000
    10,000          Weyerhaeuser Co.                534,500
                                                -----------
                                                    813,500
                                                -----------
                    MINING: 19.4%
    20,000          Alcoa, Inc.                     501,800
10,000,000   @,@@   Anaconda Nickel Ltd.            456,178
   100,000   @,@@   AUR Resources, Inc.             253,016
    25,000          Freeport-McMoRan Copper &
                      Gold, Inc.                    604,250
     7,500    @@    Impala Platinum Holdings
                      Ltd.                          444,262
    40,000   @,@@   Meridian Gold, Inc.             446,400
    18,500          Phelps Dodge Corp.              701,335
    50,000    @@    Placer Dome, Inc.               605,000
                                                -----------
                                                  4,012,241
                                                -----------
                    OIL & GAS SERVICES: 22.1%
    15,000          Baker Hughes, Inc.              505,350
    12,000    @     Cooper Cameron Corp.            606,240
    25,000          Halliburton Co.                 578,000
    16,700    @     Oil States Intl., Inc.          203,406
     8,600          Schlumberger, Ltd.              410,134
    16,400          Smith Intl., Inc.               610,572
    20,700          Tidewater, Inc.                 614,997
    25,000    @     Varco Intl., Inc.               496,000
    13,000    @     Weatherford Intl. Ltd.          556,140
                                                -----------
                                                  4,580,839
                                                -----------
                    OIL & GAS: 41.9%
    10,000          Anadarko Petroleum Corp.        448,000
    10,000    @@    Canadian Natural Resources
                      ltd.                          391,900
    63,400          Chesapeake Energy Corp.         652,386
    14,894          Devon Energy Corp.              800,553
    15,000    @@    EnCana Corp.                    570,600
    30,000          ENSCO Intl., Inc.               817,500
    14,000          EOG Resources, Inc.             586,180
    18,000          Murphy Oil Corp.                935,280
    10,400   @,@@   Nabors Industries Ltd.          419,640
    16,500          Noble Energy, Inc.              627,000
    17,000          Pioneer Natural Resources
                      Co.                           447,100
    26,200    @     Pride Intl., Inc.               493,346
    25,000          Rowan Cos., Inc.                572,500
    14,000    @     Spinnaker Exploration Co.       365,260
    15,000          Valero Energy Corp.             549,300
                                                -----------
                                                  8,676,545
                                                -----------
                    Total Common Stock
                      (Cost $18,598,791)         19,498,455
                                                -----------
Principal
  Amount                                           Value
-----------------------------------------------------------
SHORT-TERM INVESTMENT: 1.0%
                    REPURCHASE AGREEMENT: 1.0%
$  202,000          State Street Repurchase
                      Agreement, dated
                      06/30/03, 0.950% due
                      07/01/03, $202,005 to be
                      received upon repurchase
                      (Collateralized by
                      $205,000 U.S. Treasury
                      Note, 3.000%, Market
                      Value $209,869, due
                      02/29/04)                     202,000
                                                -----------
                    Total Short-Term
                      Investment
                      (Cost $202,000)               202,000
                                                -----------


            TOTAL INVESTMENTS IN SECURITIES
             (COST $18,800,791)*                          95.1%  $19,700,455
            OTHER ASSETS AND LIABILITIES-NET                4.9    1,020,681
                                                         ------  -----------
            NET ASSETS                                   100.0%  $20,721,136
                                                         ======  ===========

 @     Non-income producing security
 @@    Foreign Issuer
 *     Cost for federal income tax purposes is the same as for
       financial statement purposes. Net unrealized appreciation
       consists of:

      Gross Unrealized Appreciation                               $1,664,523
      Gross Unrealized Depreciation                                 (764,859)
                                                                  ----------
      Net Unrealized Appreciation                                 $  899,664
                                                                  ==========

                 See Accompanying Notes to Financial Statements

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------
The business and affairs of the Trusts are managed under the direction of the Trusts' Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                   TERM OF OFFICE
                                POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH TRUST      TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------           ----------------   --------------           --------------------------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)                Trustee          July 2000 -       Mr. Doherty is President and Partner,
7337 E. Doubletree Ranch Rd.                       Present           Doherty, Wallace, Pillsbury and Murphy,
Scottsdale, AZ 85258                                                 P.C., Attorneys (1996 - Present);
Born: 1934                                                           Director, Tambrands, Inc. (1993 - 1998);
                                                                     and Trustee of each of the funds managed
                                                                     by Northstar Investment Management
                                                                     Corporation (1993 - 1999).

J. Michael Earley(3)              Trustee          February 2002 -   President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.                       Present           Bankers Trust Company, N.A. (1992 -
Scottsdale, AZ 85258                                                 Present).
Born: 1945

R. Barbara Gitenstein(2)          Trustee          February 2002 -   President, College of New Jersey (1999 -
7337 E. Doubletree Ranch Rd.                       Present           Present). Formerly, Executive Vice
Scottsdale, AZ 85258                                                 President and Provost, Drake University
Born: 1948                                                           (1992 - 1998).

Walter H. May(2)                  Trustee          July 2000 -       Retired. Formerly, Managing Director and
7337 E. Doubletree Ranch Rd.                       Present           Director of Marketing, Piper Jaffray,
Scottsdale, AZ 85258                                                 Inc.; Trustee of each of the funds
Born: 1936                                                           managed by Northstar Investment
                                                                     Management Corporation (1996 - 1999).

Jock Patton(2)                    Trustee          July 2000 -       Private Investor (June 1997 - Present).
7337 E. Doubletree Ranch Rd.                       Present           Formerly Director and Chief Executive
Scottsdale, AZ 85258                                                 Officer, Rainbow Multimedia Group, Inc.
Born: 1945                                                           (January 1999 - December 2001); Director
                                                                     of Stuart Entertainment, Inc.; Director
                                                                     of Artisoft, Inc. (1994 - 1998).

David W.C. Putnam(3)              Trustee          July 2000 -       President and Director, F.L. Putnam
7337 E. Doubletree Ranch Rd.                       Present           Securities Company, Inc. and its
Scottsdale, AZ 85258                                                 affiliates; President, Secretary and
Born: 1939                                                           Trustee, The Principled Equity Market
                                                                     Fund. Formerly, Trustee, Trust Realty
                                                                     Trust (December Corp.; Anchor Investment
                                                                     Trust; Bow 2000 - Present); Ridge Mining
                                                                     Company and each of the F.L. Putnam
                                                                     funds managed by Northstar Investment
                                                                     Foundation Management Corporation (1994
                                                                     - 1999).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
INDEPENDENT TRUSTEES
Paul S. Doherty(2)                111                      --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1934

J. Michael Earley(3)              111                      --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1945
R. Barbara Gitenstein(2)          111                      --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1948
Walter H. May(2)                  111        Best Prep Charity (1991 -
7337 E. Doubletree Ranch Rd.                 Present).
Scottsdale, AZ 85258
Born: 1936

Jock Patton(2)                    111        Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.                 (January 1999 - Present); JDA
Scottsdale, AZ 85258                         Software Group, Inc. (January
Born: 1945                                   1999 - Present); Buick of
                                             Scottsdale, Inc.; and National
                                             Airlines, Inc.
David W.C. Putnam(3)              111        Anchor International Bond
7337 E. Doubletree Ranch Rd.                 (December 2000 - Present);
Scottsdale, AZ 85258                         Progressive Capital
Born: 1939                                   Accumulation Trust (August
                                             1998 - Present); Principled
                                             Equity Market Fund (November
                                             1996 - Present), Mercy
                                             Endowment Foundation (1995 -
                                             Present); Director, F.L.
                                             Putnam Investment Management
                                             Company (December 2001 -
                                             Present); Asian American Bank
                                             and Trust Company (June 1992 -
                                             Present); and Notre Dame
                                             Health Care Center (1991 -
                                             Present) F.L. Putnam
                                             Securities Company, Inc. (June
                                             1978 - Present); and an
                                             Honorary Trustee, Mercy
                                             Hospital (1973 - Present).

--------------------------------------------------------------------------------

                                                   TERM OF OFFICE
                                POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH TRUST      TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------           ----------------   --------------           --------------------------
INDEPENDENT TRUSTEES
Blaine E. Rieke(3)                Trustee          February 2001 -   General Partner, Huntington Partners
7337 E. Doubletree Ranch Rd.                       Present           (January 1997 - Present). Chairman of
Scottsdale, AZ 85258                                                 the Board and Trustee of each of the
Born: 1933                                                           funds managed by ING Investment
                                                                     Management Co. LLC (November 1998 -
                                                                     February 2001).

Roger B. Vincent(3)               Trustee          February 2002 -   President, Springwell Corporation (1989
7337 E. Doubletree Ranch Rd.                       Present           - Present). Formerly, Director Tatham
Scottsdale, AZ 85258                                                 Offshore, Inc. (1996 - 2000).
Born: 1945

Richard A. Wedemeyer(2)           Trustee          February 2001 -   Retired. Mr. Wedemeyer was formerly Vice
7337 E. Doubletree Ranch Rd.                       Present           President -- Finance and Administration,
Scottsdale, AZ 85258                                                 Channel Corporation (June 1996 - April
Born: 1936                                                           2002). Formerly Vice President,
                                                                     Operations and Administration, Jim
                                                                     Henson Productions. (1979 - 1997);
                                                                     Trustee, First Choice Funds (1997 -
                                                                     2001); and of each of the funds managed
                                                                     by ING Investment Management Co. LLC
                                                                     (1998 - 2001).
TRUSTEES WHO ARE "INTERESTED
 PERSONS"

Thomas J. McInerney(4)            Trustee          February 2001 -   Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                       Present           Financial Services (September 2001 -
Scottsdale, AZ 85258                                                 Present); General Manager and Chief
Born: 1956                                                           Executive Officer, ING U.S. Worksite
                                                                     Financial Services (December 2000 -
                                                                     Present); Member ING Americas Executive
                                                                     Committee (2001 - Present); President,
                                                                     Chief Executive Officer and Director of
                                                                     Northern Life Insurance Company (March
                                                                     2001 - October 2002), ING Aeltus Holding
                                                                     Company, Inc. (2000 - Present), ING
                                                                     Retail Holding Company (1998 - Present),
                                                                     ING Life Insurance and Annuity Company
                                                                     (September 1997 - November 2002) and ING
                                                                     Retirement Holdings, Inc. (1997 -
                                                                     Present). Formerly, General Manager and
                                                                     Chief Executive Officer, ING Worksite
                                                                     Division (December 2000 - October 2001),
                                                                     President ING-SCI, Inc. (August 1997 -
                                                                     December 2000); President, Aetna
                                                                     Financial Services (August 1997 -
                                                                     December 2000).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
INDEPENDENT TRUSTEES
Blaine E. Rieke(3)                111        Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.                 (January 1998 - Present).
Scottsdale, AZ 85258
Born: 1933

Roger B. Vincent(3)               111        Director, AmeriGas Propane,
7337 E. Doubletree Ranch Rd.                 Inc. (1998 - Present).
Scottsdale, AZ 85258
Born: 1945
Richard A. Wedemeyer(2)           111        Touchstone Consulting Group
7337 E. Doubletree Ranch Rd.                 (1997 - Present).
Scottsdale, AZ 85258
Born: 1936

TRUSTEES WHO ARE "INTERESTED
 PERSONS"
Thomas J. McInerney(4)            165        Director, Hemisphere Inc. (May
7337 E. Doubletree Ranch Rd.                 2003 - Present); Equitable
Scottsdale, AZ 85258                         Life Insurance Co., Golden
Born: 1956                                   American Life Insurance Co.,
                                             Life Insurance Company of
                                             Georgia, Midwestern United
                                             Life Insurance Co., ReliaStar
                                             Life Insurance Co., Security
                                             Life of Denver, Security
                                             Connecticut Life Insurance
                                             Co., Southland Life Insurance
                                             Co., USG Annuity and Life
                                             Company, and United Life and
                                             Annuity Insurance Co. Inc
                                             (March 2001 - Present);
                                             Director, Ameribest Life
                                             Insurance Co., (March 2001 to
                                             January 2003); Director, First
                                             Columbine Life Insurance Co.
                                             (March 2001 to December 2002);
                                             Member of the Board, National
                                             Commission on Retirement
                                             Policy, Governor's Council on
                                             Economic Competitiveness and
                                             Technology of Connecticut,
                                             Connecticut Business and
                                             Industry Association,
                                             Bushnell; Connecticut Forum;
                                             Metro Hartford Chamber of
                                             Commerce; and is Chairman,
                                             Concerned Citizens for
                                             Effective Government.

--------------------------------------------------------------------------------

                                                   TERM OF OFFICE
                                POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH TRUST      TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------           ----------------   --------------           --------------------------
TRUSTEES WHO ARE "INTERESTED
 PERSONS"
John G. Turner(5)                 Trustee          July 2000 -       Chairman, Hillcrest Capital Partners
7337 E. Doubletree Ranch Rd.                       Present           (May 2002 - Present); President, Turner
Scottsdale, AZ 85258                                                 Investment Company (January 2002 -
Born: 1939                                                           Present). Mr. Turner was formerly Vice
                                                                     Chairman of ING Americas (2000 - 2002);
                                                                     Chairman and Chief Executive Officer of
                                                                     ReliaStar Financial Corp. and ReliaStar
                                                                     Life Insurance Company (1993 - 2000);
                                                                     Chairman of ReliaStar United Services
                                                                     Life Insurance Company (1995 - 1998);
                                                                     Chairman of ReliaStar Life Insurance
                                                                     Company of New York (1995 - 2001);
                                                                     Chairman of Northern Life Insurance
                                                                     Company (1992 - 2001); Chairman and
                                                                     Trustee of the Northstar affiliated
                                                                     investment companies (1993 - 2001) and
                                                                     Director, Northstar Investment
                                                                     Management Corporation and its
                                                                     affiliates (1993 - 1999).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
TRUSTEES WHO ARE "INTERESTED
 PERSONS"
John G. Turner(5)                 111        Hormel Foods Corporation
7337 E. Doubletree Ranch Rd.                 (March 2000 - Present); Shopko
Scottsdale, AZ 85258                         Stores, Inc. (August 1999 -
Born: 1939                                   Present); and M.A. Mortenson
                                             Company (March 2002 -
                                             Present).

------------------

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.

(2) Valuation Committee member.

(3) Audit Committee member.

(4) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

(5) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                    POSITION(S) HELD         AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                WITH THE TRUST         TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------        --------------              --------------------------
OFFICERS:

James M. Hennessy                  President and Chief      February 2001 -      President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.       Executive Officer        Present              ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258               Chief Operating                               Services, LLC, ING Advisors, Inc., ING
Born: 1949                         Officer                  July 2000 -          Investments, LLC, Lexington Funds
                                   Senior Executive         Present              Distributor, Inc., Express America T.C.
                                   Vice President           July 2000 -          Inc. and EAMC Liquidation Corp. (since
                                   Secretary                February 2001        December 2001); Executive Vice President
                                                            July 2000 -          and Chief Operating Officer of ING Funds
                                                            February 2001        Distributor, LLC (since June 2000).
                                                                                 Formerly, Executive Vice President and
                                                                                 Chief Operating Officer of ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to September 2002); Senior
                                                                                 Executive Vice President (June 2000 to
                                                                                 December 2000) and Secretary (April 1995
                                                                                 to December 2000) of ING Capital
                                                                                 Corporation, LLC, ING Funds Services,
                                                                                 LLC, ING Investments, LLC, ING Advisors,
                                                                                 Inc., Express America T.C. Inc., and
                                                                                 EAMC Liquidation Corp.; and Executive
                                                                                 Vice President, ING Capital Corporation,
                                                                                 LLC and its affiliates (May 1998 to June
                                                                                 2000) and Senior Vice President, ING
                                                                                 Capital Corporation, LLC and its
                                                                                 affiliates (April 1995 to April 1998).

Stanley D. Vyner                   Executive Vice           July 2000 -          Executive Vice President of ING
7337 E. Doubletree Ranch Rd.       President                Present              Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258                                                        (July 2000 to present) and Chief
Born: 1950                                                                       Investment Officer of the International
                                                                                 Portfolios, ING Investments, LLC (July
                                                                                 1996 to present). Formerly, President
                                                                                 and Chief Executive Officer of ING
                                                                                 Investments, LLC (August 1996 to August
                                                                                 2002).

Michael J. Roland                  Executive Vice           February 2002 -      Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.       President and            Present              Financial Officer and Treasurer of ING
Scottsdale, AZ 85258               Assistant Secretary                           Funds Services, LLC, ING Funds
Born: 1958                         Principal Financial      July 2000 -          Distributor, LLC, ING Advisors, Inc.,
                                   Officer                  Present              ING Investments, LLC (December 2001 to
                                   Senior Vice              July 2000 -          present), Lexington Funds Distributor,
                                   President                February 2002        Inc., Express America T.C. Inc. and EAMC
                                                                                 Liquidation Corp. (since December 2001).
                                                                                 Formerly, Executive Vice President,
                                                                                 Chief Financial Officer and Treasurer of
                                                                                 ING Quantitative Management, Inc.
                                                                                 (December 2001 to October 2002); Senior
                                                                                 Vice President, ING Funds Services, LLC,
                                                                                 ING Investments, LLC, and ING Funds
                                                                                 Distributor, LLC (June 1998 to December
                                                                                 2001) and Chief Financial Officer of
                                                                                 Endeavor Group (April 1997 to June
                                                                                 1998).

Robert S. Naka                     Senior Vice              July 2000 -          Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            Present              Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258               Assistant Secretary      July 2000 -          ING Funds Distributor, LLC, ING
Born: 1963                                                  Present              Advisors, Inc., ING Investments, LLC
                                                                                 (October 2001 to present) and Lexington
                                                                                 Funds Distributor, Inc. (since December
                                                                                 2001). Formerly, Senior Vice President
                                                                                 and Assistant Secretary for ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to October 2002); Vice President,
                                                                                 ING Investments, LLC (April 1997 to
                                                                                 October 1999), ING Funds Services, LLC
                                                                                 (February 1997 to August 1999) and
                                                                                 Assistant Vice President, ING Funds
                                                                                 Services, LLC (August 1995 to February
                                                                                 1997).

Robyn L. Ichilov                   Vice President and       July 2000 -          Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.       Treasurer                Present              LLC (since October 2001) and ING
Scottsdale, AZ 85258                                                             Investments, LLC (since August 1997);
Born: 1967                                                                       Accounting Manager, ING Investments, LLC
                                                                                 (since November 1995).

Kimberly A. Anderson               Vice President and       February 2001 -      Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.       Secretary                Present              of ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258               Assistant Vice           July 2000 -          Distributor, LLC, ING Advisors, Inc.,
Born: 1964                         President and            February 2001        ING Investments, LLC (since October
                                   Assistant Secretary                           2001) and Lexington Funds Distributor,
                                                                                 Inc. (since December 2001). Formerly,
                                                                                 Vice President for ING Quantitative
                                                                                 Management, Inc. (October 2001 to
                                                                                 October 2002); Assistant Vice President
                                                                                 of ING Funds Services, LLC (November
                                                                                 1999 to January 2001) and has held
                                                                                 various other positions with ING Funds
                                                                                 Services, LLC for more than the last
                                                                                 five years.

Lauren D. Bensinger                Vice President           February 2003 -      Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                Present              Officer, ING Funds Distributor, LLC.
Scottsdale, Arizona 85258                                                        (July 1995 to Present); Vice President
Born: 1954                                                                       (February 1996 to Present) and Chief
                                                                                 Compliance Officer (October 2001 to
                                                                                 Present) ING Investments, LLC; Vice
                                                                                 President and Chief Compliance Officer,
                                                                                 ING Advisors, Inc. (July 2000 to
                                                                                 Present), Formerly Vice President and
                                                                                 Chief Compliance Officer ING
                                                                                 Quantitative Management, Inc. (July 2000
                                                                                 to September 2002), and Vice President,
                                                                                 ING Fund Services, LLC (July 1995 to
                                                                                 Present).

--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                    POSITION(S) HELD         AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                WITH THE TRUST         TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------        --------------              --------------------------
OFFICERS:
Todd Modic                         Assistant Vice           August 2001 -        Vice President of Financial
7337 E. Doubletree Ranch Rd.       President                Present              Reporting-Fund Accounting of ING Funds
Scottsdale, AZ 85258                                                             Services, LLC (September 2002 to
Born: 1967                                                                       present). Director of Financial
                                                                                 Reporting of ING Investments, LLC (
                                                                                 March 2001 to September 2002). Formerly,
                                                                                 Director of Financial Reporting, Axient
                                                                                 Communications, Inc. (May 2000 to
                                                                                 January 2001) and Director of Finance,
                                                                                 Rural/Metro Corporation (March 1995 to
                                                                                 May 2000).

Maria M. Anderson                  Assistant Vice           August 2001 -        Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.       President                Present              Services, LLC (since October 2001).
Scottsdale, AZ 85258                                                             Formerly, Manager of Fund Accounting and
Born: 1958                                                                       Fund Compliance, ING Investments, LLC
                                                                                 (September 1999 to November 2001);
                                                                                 Section Manager of Fund Accounting,
                                                                                 Stein Roe Mutual Funds (July 1998 to
                                                                                 August 1999); and Financial Reporting
                                                                                 Analyst, Stein Roe Mutual Funds (August
                                                                                 1997 to July 1998).

Susan P. Kinens                    Assistant Vice           February 2003 -      Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            Present              Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258               Assistant Secretary                           (December 2002 - Present); and has held
Born: 1976                                                                       various other positions with ING Funds
                                                                                 Services, LLC for the last five years.

------------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 219368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Prospectus containing more complete information regarding the Fund, including charges and expenses, may be obtained by calling ING Funds Services, LLC at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.


[ING FUNDS LOGO]                                    VPNRTSAR0603-081803

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT. The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Natural Resources Trust
              ------------------------------

By /s/ James M. Hennessy
   --------------------------------
       James M. Hennessy
       President and Chief Executive Officer

Date: August 28, 2003
      -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James M. Hennessy
   --------------------------------
       James M. Hennessy
       President and Chief Executive Officer

Date: August 28, 2003
      -----------------------------





By /s/ Michael J. Roland
   --------------------------------
       Michael J. Roland
       Executive Vice President and Chief Financial Officer

Date: August 28, 2003
      -----------------------------